Disposition and Discontinued Operations (Details 2) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Assets classified as held for sale
Cash and cash equivalents				383,330
Property, plant and equipment	624	3,825	27,794	3,249
Intangibles	0	0		1,499
Finance and other receivables	0	0		2,317,831
Assets held for sale	624	3,825	27,794	2,705,909
Liabilities classified as held for sale
Finance and other payables	0	0		(2,236,559)
Liabilities classified as held for sale	$ 0	0	0	(2,236,559)